Debt - Components of Long-Term Debt and Reconciliation to Carrying Amount of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Borrowings under Amended and Restated Revolving Credit Facility	$ 1	$ 1
L-3 Communications Corporation [Member]
Debt Instrument [Line Items]
Borrowings under Amended and Restated Revolving Credit Facility
3.95% Senior Notes due 2016	500	500
5.20% Senior Notes due 2019	1,000	1,000
4.75% Senior Notes due 2020	800	800
4.95% Senior Notes due 2021	650	650
Subtotal	2,950	2,950
L-3 Communications Holdings, Inc. [Member]
Debt Instrument [Line Items]
3% Convertible Contingent Debt Securities due 2035	689	689
Principal amount of long-term debt	3,639	3,639
Unamortized discounts	(9)	(10)
Carrying amount of long-term debt	$ 3,630	$ 3,629